Short-Term Borrowings	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Short-Term Borrowings [Abstract]
Short-term borrowings

5. Short-term borrowings

	As of
	June 30, 2025	December 31, 2025
	RMB	RMB
		(Unaudited)
Short-term borrowings
Xiamen International Bank Co., Ltd.	4,277,000	4,000,000
Total	4,277,000	4,000,000

Short-term borrowings represent amounts due to Xiamen International Bank to be matured within one year, with annual interest rate of 4.0%. The borrowings are newly proceeded with amount RMB4.00 million, started on December 4, 2025 and will mature on December 4, 2026. The borrowings are guaranteed by a principal shareholder of the Group, Ms. Zhang Pingting and her spouse, Mr. Zhan Jie and his spouse. The bank borrowings are for working capital and capital expenditure purposes.

Interest expenses were RMB116,650 and RMB85,077 for short-term borrowings for the six months ended December 31, 2024 and 2025, respectively.

7.	Short-term borrowings

	As of June 30,
	2024	2025
	RMB	RMB
Xiamen International Bank Co., Ltd. (“Xiamen International”)	4,700,000	4,277,000
Total	4,700,000	4,277,000

Short-term borrowings represent amounts due to Xiamen International Bank to be matured within one year, with annual interest rate of 4.0%. The borrowings are newly proceeded with amount RMB4.55 million, started on December 5, 2024 and will mature on December 5, 2025. The borrowings are guaranteed by principal shareholders of the Group, Ms. Zhang Pingting and her spouse ,Mr. Zhan Jie and his spouse. As of June 30, 2025, the borrowings of RMB273,000 had been repaid, with RMB4,277,000 was still outstanding.

Interest expenses were RMB447,955, RMB198,746 and RMB206,296 for short-term borrowings for the years ended June 30, 2023, 2024 and 2025, respectively.